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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.):   [ ] is a restatement
                                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio      March 23, 2007
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:           29

Form 13F Information Table Value Total:      150,879
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation


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
        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT    OTHER  VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES
   INC                  CONVERTIBLE DEB 019589AD2    4,425   5,050,000 PRN             SHARED            01   --     --   --
ALLTEL CORP 7.75%
   EQUITY UNITS         CONVERTIBLE PFD 020039822    6,879     132,900 SH              SHARED            01   --     --   --
BAXTER INTL INC 7.00%
   EQUITY UNITS         CONVERTIBLE PFD 071813406    3,225      60,000 SH              SHARED            01   --     --   --
CHUBB CORP 7.00% EQUITY
   UNITS                CONVERTIBLE PFD 171232309    4,200     150,000 SH              SHARED            01   --     --   --
CINCINNATI BELL INC
   $3.375 CV PFD        CONVERTIBLE PFD 171871403    9,660     230,000 SH              SHARED            01   --     --   --
CITIZENS UTILITIES
   TRUST 5% CV PFD      CONVERTIBLE PFD 177351202    6,630     115,300 SH              SHARED            01   --     --   --
CRESCENT REAL ESTATE
   $1.6875 CV PFD       CONVERTIBLE PFD 225756204    3,182     150,000 SH              SHARED            01   --     --   --
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAA1    5,392   4,975,000 PRN             SHARED            01   --     --   --
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAB9    4,335   4,000,000 PRN             SHARED            01   --     --   --
FAIRMONT HOTELS &
   RESORTS CV           CONVERTIBLE DEB 305204AB5    2,083   2,000,000 PRN             SHARED            01   --     --   --
FISHER SCIENTIFIC
   INT' L               CONVERTIBLE DEB 338032AX3      537     500,000 PRN             SHARED            01   --     --   --
FORD MOTOR 6.50% CAP TR
   II CV PFD            CONVERTIBLE PFD 345395206    2,353      45,000 SH              SHARED            01   --     --   --
GENERAL MOTORS CORP CV
   W/PAR                CONVERTIBLE DEB 370442733    2,391     100,000 PRN             SHARED            01   --     --   --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7    2,106   2,176,899 PRN             SHARED            01   --     --   --
KERR MCGEE CORPORATION  CONVERTIBLE DEB 492386AP2    5,275   4,936,000 PRN             SHARED            01   --     --   --
KING PHARMACEUTICALS    CONVERTIBLE DEB 495582AG3    3,571   3,700,000 PRN             SHARED            01   --     --   --
LIBERTY MEDIA CORP      CONVERTIBLE DEB 530715AR2    7,187   7,930,000 PRN             SHARED            01   --     --   --
LOEWS CORP CV DEB       CONVERTIBLE DEB 540424AL2    9,372   9,575,000 PRN             SHARED            01   --     --   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS     CONVERTIBLE PFD 632525309   10,346     305,000 SH              SHARED            01   --     --   --
NAVISTAR FINANCIAL CORP CONVERTIBLE DEB 638902AM8    9,161   9,300,000 PRN             SHARED            01   --     --   --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD CONVERTIBLE PFD 64944P307    5,391      95,000 SH              SHARED            01   --     --   --
NORAM ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 655419AC3   15,850  15,890,000 PRN             SHARED            01   --     --   --
RECKSON ASSOCIATES
   $1.90625 CV PFD      CONVERTIBLE PFD 75621K205    3,804     145,534 SH              SHARED            01   --     --   --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307    6,345     109,400 SH              SHARED            01   --     --   --
RICHARDSON ELECTRONICS
   CV DEB               CONVERTIBLE DEB 763165AC1      500     500,000 PRN             SHARED            01   --     --   --
ROBBINS & MYERS CV SUB
   NOTES                CONVERTIBLE DEB 770196AB9    4,239   4,056,000 PRN             SHARED            01   --     --   --


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
ST. PAUL COMPANIES INC
   9.00%                CONVERTIBLE PFD 792860306    3,069      50,000 SH              SHARED            01   --     --   --
SCHERING-PLOUGH CORP    CONVERTIBLE PFD 806605606    8,684     164,000 SH              SHARED            01   --     --   --
THERMO ELECTRON CORP CV
   DEBS                 CONVERTIBLE DEB 883556AJ1      691     700,000 PRN             SHARED            01   --     --   --
                                                   150,879


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